FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Measurement of financial leveraging index

	12/31/2022	12/31/2021
Total loans, financing and debentures	59,106,522	44,015,645
(-) Marketable securities	(12,611,302)	(15,873,853)
Cash and Cash Equivalents	(10,739,126)	(192,659)
Net debt	35,756,094	27,949,133
(+) Total Shareholders' Equity	111,028,636	76,416,764
Total Capital	146,784,730	104,365,897
Financial Leverage Index	24%	27%

The accounting balances of financial assets and liabilities represent a reasonable approximation of fair value

	Level	12/31/2022	12/31/2021
FINANCIAL ASSETS
Amortized cost		21,874,736	21,126,404
Cash and cash equivalents		10,739,126	192,659
Customers		5,497,979	6,088,056
Reimbursement rights		2,952,397	6,396,234
Receivables - ENBPAR		1,264,059	—
Loans and Financing		1,021,645	5,843,527
Financial Assets - Itaipu		389,438	428,865
Marketable Securities		10,092	4,901
Financial Assets - Generation		—	2,172,162

Fair value through profit or loss		13,588,072	19,268,020
Marketable Securities	2	12,601,210	15,868,952
Derivative Financial Instruments	2	986,862	1,343,355
Decommissioning Fund	2	—	2,055,713

Fair value through other comprehensive income		1,761,258	1,878,609
Investments (Equity Holdings)	1	1,761,258	1,878,609

FINANCIAL LIABILITIES
Amortized cost		103,279,464	51,898,760
Loans, financing and debentures		59,106,522	44,015,645
Obligations of Law No. 14,182/2021		36,659,454	—
Suppliers		3,517,173	4,048,087
Reimbursement obligations		1,912,423	859,003
Shareholder remuneration		924,644	1,406,890
Leases		753,168	903,484
Concessions payable UBP		406,080	87,025
Financial liabilities - Itaipu		—	578,626

Level 1 - quoted prices (not adjusted) in active, liquid and visible markets for identical assets and liabilities that are accessible on the measurement date;

Level 2 - quoted prices (which may or may not be adjusted) for similar assets or liabilities in active markets, other unobservable inputs at level 1, directly or indirectly, under the terms of the asset or liability; and

Level 3 - assets and liabilities whose prices do not exist or where these prices or valuation techniques are supported by a small or non-existent, unobservable or liquid market. At this level, the estimate of fair value becomes highly subjective.

Schedule of analysis of non-derivative financial liabilities by maturity

	12/31/2022
	Nominal payment flow
	Up to 1 year	From 1 to 2 Years	From 2 to 5 Years	Over 5 Years	Total
FINANCIAL LIABILITIES (Current / Non-Current)
Measured at Amortized Cost	19,407,655	23,277,701	22,324,186	93,128,374	158,137,917
Obligations of Law No. 14,182/2021	1,486,080	2,094,252	9,931,788	65,206,735	78,718,856
Loans, financing and debentures	11,305,856	20,906,210	12,091,000	27,503,632	71,806,698
Suppliers	3,517,173	—	—	—	3,517,173
Reimbursement Obligations	1,912,423	—	—	—	1,912,423
Shareholder remuneration	924,644	—	—	—	924,644
Leases	227,819	238,099	219,053	88,490	774,461
Concessions payable UBP	33,660	38,140	82,345	329,517	483,662

	31/12/2021
	Nominal payment flow
	Up to 1 year	From 1 to 2 Years	From 2 to 5 Years	Over 5 Years	Total
FINANCIAL LIABILITIES (Current / Non-Current)
Measured at Amortized Cost	14,802,340	9,068,371	20,021,202	19,627,075	63,518,988
Loans, financing and debentures	9,674,220	8,693,204	19,650,487	19,413,779	57,431,690
Suppliers	4,031,532	16,555	—	—	4,048,087
Reimbursement Obligations	859,003	—	—	—	859,003
Leases	232,215	351,395	355,101	75,248	1,013,959
Concessions payable UBP	5,370	7,217	15,614	138,048	166,249

Risk of exchange rate appreciation:
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Assumptions adopted

		Balance on 12/31/2022		Effect on income
		Foreign		Scenario I -	Scenario II	Scenario III
		currency	Real	Probable 2023¹	(+25%)¹	(+50%)¹
	Loans, financing and debentures	(1,400,514)	(7,307,464)	66,807	(1,743,358)	(3,553,522)
USD	Receivables - ENBPAR	242,264	1,264,059	(11,554)	301,572	614,698
	NOTE 11 - FINANCING AND LOANS RECEIVABLE	16,125	84,133	(767)	20,075	40,916
	Financial assets -Itaipu	74,638	389,438	(3,560)	92,910	189,380
	Impact on income	(1,067,487)	(5,569,834)	50,926	(1,328,801)	(2,708,528)

EURO	Loans, financing and debentures	(42,077)	(234,343)	(597)	(59,333)	(118,068)
	Impact on income	(42,077)	(234,343)	(597)	(59,333)	(118,068)

Impact on income of exchanges rates				50,329	(1,388,134)	(2,826,596)

(¹) Assumptions adopted:			12/31/2022	Probable	+25%	+50%
	USD		5.22	5.17	6.46	7.76
	EURO		5.57	5.58	6.98	8.38

Interest rate appreciation risk
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Impact of each scenario on company results, sensitivity analysis

			Effect on income
		Balance on	Scenario I	Scenario II	Scenario III
		12/31/2022	- Probable 2023[1]	(+25%)[1]	(+50%)[1]
CDI	Loans, financing and debentures	(17,879,505)	(2,083,277)	(2,604,096)	(3,124,915)
	Impact on income	(17,879,505)	(2,083,277)	(2,604,096)	(3,124,915)

SELIC	Loans, financing and debentures	(4,329,336)	(508,697)	(635,871)	(763,045)
	AIC Reimbursement	505,992	59,454	74,318	89,181
	Impact on income	(3,823,344)	(449,243)	(561,553)	(673,864)

TJLP	Loans, financing and debentures	(1,500,325)	(107,229)	(134,036)	(160,844)
	Impact on income	(1,500,325)	(107,229)	(134,036)	(160,844)

IGPM	Leases	(753,168)	(33,238)	(41,548)	(49,857)
	FINANCING AND LOANS RECEIVABLE	270,158	11,922	14,903	17,884
	Impact on income	(483,010)	(21,316)	(26,645)	(31,973)

	Obligations of Law No. 14,182/2021	(36,659,454)	(1,737,174)	(2,171,467)	(2,605,761)
IPCA	Loans, financing and debentures	(24,649,296)	(1,168,051)	(1,460,064)	(1,752,077)
	Right of reimbursement	2,446,405	115,927	144,909	173,891
	NOTE 11 - FINANCING AND LOANS RECEIVABLE	10,961	519	649	779
	Impact on income	(58,851,384)	(2,788,779)	(3,485,973)	(4,183,168)

Impact on income of exchanges rates			(5,449,844)	(6,812,303)	(8,174,764)

(1) Assumptions adopted:		12/31/2022	Likely	+25%	+50%
	CDI	13.65%	11.65%	14.56%	17.48%
	Interest rate (specify)	13.75%	11.75%	14.69%	17.63%
	TJLP	7.20%	7.15%	8.93%	10.72%
	IGPM	5.44%	4.41%	5.52%	6.62%
	IPCA	5.58%	4.74%	5.92%	7.11%

Price risk
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Impact of each scenario on company results, sensitivity analysis

Embedded derivative	Possible	Scenario I	Scenario II	Scenario III	Scenario IV
Electricity supply	986,862	740,147	493,431	1,233,578	1,480,293